Amounts Recognized in Consolidated Balance Sheet, Pension (Detail) - Pension Benefits - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (8)	$ (7)
Noncurrent liabilities	(163,404)	(130,015)
Net Amount Recognized	(163,412)	(130,022)
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	9,047	10,483
Current liabilities	(435)	(421)
Noncurrent liabilities	(27,467)	(15,251)
Net Amount Recognized	$ (18,855)	$ (5,189)